Trade and other receivables (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Trade And Other Receivables [Line Items]
Current receivables from taxes other than income tax	$ 32	$ 23
Other current receivables	228	200
Trade and other receivables	2,812	3,038
Gross carrying amount
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	2,789	2,981
Allowance for revenue adjustments
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	(133)	(104)
Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ (104)	$ (62)